Income Taxes - Provision (Benefit) for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Current	$ 105,182		$ 140,423	$ 153,611
Deferred	20,291		(45,673)	(60,212)
Income taxes	$ 125,473	[1]	$ 94,750	$ 93,399

[1]	or further details see Note 22 "Segment Information and Revenue from Significant Customers".